Net interest income	6 Months Ended
Mar. 31, 2022
Net interest income
Net interest income

Note 3. Net interest income

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Interest income[1]
Calculated using the effective interest rate method
Cash and balances with central banks	46	15	15	large	large
Collateral paid	4	6	10	(33)	(60)
Investment securities	506	574	626	(12)	(19)
Loans	9,547	10,063	10,693	(5)	(11)
Other financial assets	—	—	2	—	(100)
Assets held for sale	6	63	65	(90)	(91)
Total interest income calculated using the effective interest rate method	10,109	10,721	11,411	(6)	(11)
Other
Net ineffectiveness on qualifying hedges	(27)	22	(68)	large	(60)
Trading securities and financial assets measured at FVIS and loans	123	101	91	22	35
Assets held for sale	—	—	—	—	—
Total other	96	123	23	(22)	large
Total interest income	10,205	10,844	11,434	(6)	(11)
Interest expense
Calculated using the effective interest rate method
Collateral received	(4)	(2)	(2)	100	100
Deposits and other borrowings	(712)	(730)	(1,071)	(2)	(34)
Debt issues	(851)	(904)	(957)	(6)	(11)
Loan capital	(440)	(440)	(409)	—	8
Other financial liabilities	(45)	(83)	(29)	(46)	55
Liabilities held for sale	—	(3)	(8)	(100)	(100)
Total interest expense calculated using the effective interest rate method	(2,052)	(2,162)	(2,476)	(5)	(17)
Other
Deposits and other borrowings	(49)	(31)	(36)	58	36
Trading liabilities[2]	452	157	(279)	188	large
Debt issues	(31)	(35)	(29)	(11)	7
Bank levy	(177)	(197)	(195)	(10)	(9)
Other interest expense	(60)	(66)	(70)	(9)	(14)
Liabilities held for sale	—	—	(1)	—	(100)
Total other	135	(172)	(610)	large	large
Total interest expense	(1,917)	(2,334)	(3,086)	(18)	(38)
Net interest income	8,288	8,510	8,348	(3)	(1)

1.	In First Half 2022, interest income was increased by $9 million in relation to compliance, regulation and remediation costs for provisions no longer required. In Second Half 2021, interest income was reduced by $57 million (First Half 2021: $49 million reduced) for these costs. Refer to Note 14 for further details.
2.	Includes net impact of Treasury balance sheet management activities.